Supplement to the
Wireless Portfolio
April 29, 2017
As Revised July 28, 2017
Summary Prospectus

Effective December 18, 2017, the redemption fee for Wireless Portfolio has been removed.

WIR-SUM-17-02 1.9881355.101	November 17, 2017